Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions
27.	Related party transactions
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2025:

Name of related parties	Relationship with the Group
JD Technology	An investee of the Group, and controlled by the Founder
Property Funds	Investees of the Group

(a)	The Group entered into the following transactions with the major related parties:

	For the year ended December 31,
	2023	2024		2025
	(RMB in millions)
Revenues:
Services provided and products sold to JD Technology	1,696	1,701		1,779
Services provided to Property Funds	177	208		210
Cost of revenues and operating expenses:
Payment processing and other services received from JD Technology	13,833	13,693		15,511
Lease and property management services received from Property Funds	1,681	1,765		1,843
Other income:
Interest income from loans provided to JD Technology	287	—	*	14
Interest income from loans provided to Property Funds	56	48		42

*	Absolute value is less than RMB1 million or US$1 million.
Revenues from related parties, excluding those from the major related parties as stated above, were not significant compared to total net revenues of the Group for the years ended December 31, 2023, 2024 and 2025. Transactions with related parties included in cost of revenues and operating expenses, excluding those with the major related parties as stated above, were not significant compared to total cost of revenues and operating expenses of the Group for the years ended December 31, 2023, 2024 and 2025.

(b)	The Group had the following balances with the major related parties:

	As of December 31,
	2024	2025
	(RMB in millions)
Due from/(to) JD Technology
Loans provided to JD Technology (1)	—	673
Other (payables to)/receivables from JD Technology	(1,170)	456
Due from Property Funds
Loans provided to Property Funds (1)	2,457	656
Other receivables from Property Funds	1,837	134

Total	3,124	1,919

(1)
In relation to the loans provided to JD Technology and Property Funds, the Group charged JD Technology and Property Funds interests, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.

As of December 31, 2024 and 2025, the amounts due from related parties other than the major related parties as stated above were not significant compared to the Group’s total accounts receivable, net and prepayments and other current assets. As of December 31, 2024 and 2025, the amounts due to related parties other than the major related parties were not significant compared to the Group’s total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current
liabilities.

(c)	Other information related to related party transactions:
Based on a series of agreements signed on January 1, 2016, JD Technology performs the credit risk assessment and other related services in relation to consumer financing business and obtain the returns from such services, and JD Technology purchases the consumer financing receivables past due over certain agreed period of time from the Group at carrying values without recourse and also agrees to bear other cost in direct relation to the consumer financing business to absorb the risks. In connection with the agreements, the total amount of past-due
consumer financing receivable related to the consumer financing business sold from the Group to JD Technology were RMB240 million, RMB176 million and RMB106 million for the years ended December 31, 2023, 2024 and 2025, respectively.
In addition, the Group transfers ownership for some of its accounts receivable originated from qualified corporate customers to JD Technology without recourse. The accounts receivable transferred without recourse were RMB55,028 million, RMB56,202 million and RMB72,032 million for the years ended December 31, 2023, 2024 and 2025, respectively, and were derecognized.
Mr. Richard Qiangdong Liu, the Group’s Chairman of the board since the Group’s inception and the Chief Executive Officer since the Group’s inception to April 2022, has purchased his own aircraft for both business and personal use. The use of the aircraft in connection with the performance of his duty is free of charge to the Group, and the Group has agreed to assume the cost of maintenance, crew and operations of the aircraft relating to the use of the aircraft. Such maintenance and incidental costs were insignificant for all periods presented.
The terms of the agreements with the related parties are determined based on contracted prices negotiated with other parties in normal commercial terms.